Financial results, net	12 Months Ended
Jun. 30, 2018
Financial Results Net
Financial results, net	28. Financial results, net <table cellspacing="0" cellpadding="0" style="margin-right: 0px; margin-left: 0px; width: 100%"> <tr style="vertical-align: bottom"> <td rowspan="1" style="width: 67%; text-indent: 12px"> </td> <td rowspan="1" style="width: 11%">    06.30.18  </td> <td rowspan="1" style="width: 11%">    06.30.17  </td> <td rowspan="1" style="width: 11%">    06.30.16  </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Financial income</td> <td>       </td> <td>       </td> <td>       </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Interest income</td> <td> 814 </td> <td> 755 </td> <td> 657 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Foreign exchange gains</td> <td> 1,102 </td> <td> 232 </td> <td> 721 </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Dividends income</td> <td> 82 </td> <td> 68 </td> <td> 72 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Other financial income</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  - </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  - </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  - </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Total financial income </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  1,998 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  1,055 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  1,450 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Financial costs</td> <td> </td> <td> </td> <td> </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Interest expenses</td> <td> (8,259)</td> <td> (6,351)</td> <td> (2,688)</td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Loss on debt swap (Note 21)</td> <td> (2,228)</td> <td> - </td> <td> - </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Foreign exchange losses</td> <td> (15,365)</td> <td> (1,780)</td> <td> (3,986)</td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Other financial costs</td> <td> (431)</td> <td> (808)</td> <td> (677)</td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Less: capitalized financial costs</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  74 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  3 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  - </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Total financial costs</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (26,209)</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (8,936)</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (7,351)</td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Other financial results:</td> <td> </td> <td> </td> <td> </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Fair value gains of financial assets and liabilities at fair value through profit or loss</td> <td> 623 </td> <td> 3,026 </td> <td> (1,247)</td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Loss from repurchase of Non-convertible notes</td> <td> - </td> <td> (31)</td> <td> (39)</td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">(Loss) / Gain from derivative financial instruments (except commodities)</td> <td> (324)</td> <td> 146 </td> <td> 1,108 </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Gain on the revaluation of receivables arising from the sale of farmland</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  85 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  37 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  33 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Total other financial results</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  384 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  3,178 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (145)</td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Total financial results, net</td> <td style="border-bottom: rgb(0, 0, 0) 4px double">  (23,827)</td> <td style="border-bottom: rgb(0, 0, 0) 4px double">  (4,703)</td> <td style="border-bottom: rgb(0, 0, 0) 4px double">  (6,046)</td></tr> </table>